ACCUMULATED DEFICIT (Tables)	12 Months Ended
Dec. 31, 2014
ACCUMULATED DEFICIT [Abstract]
Schedule of Accumulated Deficit
	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

PRC statutory reserved funds	20,849	33,754	5,440
Unreserved accumulated deficit	(189,268)	(45,124)	(7,273)

	(168,419)	(11,370)	(1,833)